Statements of Operations (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Income Statement [Abstract]
Revenues
Operating expenses:
Professional fees		61,475
Amortization	20,100	20,100
Licenses and permits		10,281
Office expenses		3,368
Advertising		2,786
Automobile expenses		1,900
Travel expenses		1,700
Total operating expenses	20,100	101,610
Loss from operations	(20,100)	(101,610)
Total loss before income taxes	(20,100)	(101,610)
Provision for Income Taxes
Net loss	$ (20,100)	$ (101,610)